Annual Total Returns - BlackRock International Fund (Class K) [BarChart] - Class K - BlackRock International Fund - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	16.52%
Annual Return 2011	(14.38%)
Annual Return 2012	14.82%
Annual Return 2013	22.59%
Annual Return 2014	(5.34%)
Annual Return 2015	(3.00%)
Annual Return 2016	0.66%
Annual Return 2017	31.87%
Annual Return 2018	(21.35%)
Annual Return 2019	31.82%